Sterling Capital Behavioral Small Cap Value Equity Fund

Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
See accompanying Notes to the Schedule of Portfolio Investments.
Shares Fair Value
COMMON STOCKS — 98.4%
Aerospace & Defense — 0.2%
3,220
Textron, Inc. .....................
$ 248,584
Air Freight & Logistics — 1.0%
11,813
Atlas Air Worldwide Holdings, Inc.(a) ...
1,111,840
Auto Components — 0.7%
40,111
Goodyear Tire & Rubber Co. (The)(a) ...
855,167
Automobiles — 0.3%
9,030
Harley-Davidson, Inc. ...............
340,341
Banks — 12.0%
13,036
Bank OZK .......................
606,565
3,870
Comerica, Inc. ....................
336,690
8,730
Community Trust Bancorp, Inc. ........
380,715
14,305
ConnectOne Bancorp, Inc. ...........
467,916
15,149
Customers Bancorp, Inc.(a) ...........
990,290
42,538
First BanCorp ....................
586,174
13,907
First Financial Corp. ................
629,848
16,260
Flushing Financial Corp. .............
395,118
32,210
Fulton Financial Corp. ..............
547,570
13,550
Hancock Whitney Corp. .............
677,771
19,510
Hanmi Financial Corp. ..............
461,997
26,754
Hilltop Holdings, Inc. ...............
940,136
9,787
HomeStreet, Inc. ..................
508,924
55,342
Hope Bancorp, Inc. ................
814,081
21,194
Horizon Bancorp, Inc. ..............
441,895
14,144
Independent Bank Corp. .............
337,617
18,162
OFG Bancorp ....................
482,383
8,464
Popular, Inc. .....................
694,386
14,693
QCR Holdings, Inc. ................
822,808
13,710
RBB Bancorp ....................
359,202
13,009
Synovus Financial Corp. .............
622,741
2,985
UMB Financial Corp. ...............
316,738
14,150
Univest Financial Corp. .............
423,368
4,213
Wintrust Financial Corp. .............
382,625
6,101
Zions Bancorp NA .................
385,339
13,612,897
Beverages — 0.4%
803
Coca-Cola Consolidated, Inc. .........
497,210
Building Products — 0.9%
10,160
Insteel Industries, Inc. ...............
404,470
6,256
Owens Corning ...................
566,168
970,638
Capital Markets — 2.1%
12,750
Brightsphere Investment Group, Inc. ....
326,400
19,935
Cowen, Inc., Class A ...............
719,654
17,018
Jefferies Financial Group, Inc. .........
660,298
3,610
Piper Sandler Cos. .................
644,421
2,350,773
Chemicals — 2.2%
10,250
AdvanSix, Inc. ....................
484,313
3,839
CF Industries Holdings, Inc. ..........
271,724
Shares Fair Value
COMMON STOCKS — (continued)
Chemicals — (continued)
17,996
Chemours Co. (The) ................
$ 603,946
19,604
Mosaic Co. (The) ..................
770,241
3,652
Westlake Chemical Corp. ............
354,719
2,484,943
Commercial Services & Supplies — 1.1%
44,210
CoreCivic, Inc.(a) ..................
440,774
11,310
Heritage-Crystal Clean, Inc.(a) ........
362,146
25,228
Interface, Inc. ....................
402,387
1,205,307
Communications Equipment — 0.3%
3,060
Lumentum Holdings, Inc.(a) ..........
323,656
Construction & Engineering — 1.9%
11,370
Granite Construction, Inc. ............
440,019
7,013
MasTec, Inc.(a) ...................
647,159
6,436
MYR Group, Inc.(a) ................
711,500
11,840
Sterling Construction Co., Inc.(a) ......
311,392
2,110,070
Consumer Finance — 3.1%
12,210
Ally Financial, Inc. .................
581,318
2,280
Encore Capital Group, Inc.(a) .........
141,611
12,400
Enova International, Inc.(a) ...........
507,904
52,941
Navient Corp. ....................
1,123,408
5,140
Nelnet, Inc., Class A ................
502,075
5,750
Regional Management Corp. ..........
330,395
17,390
SLM Corp. ......................
342,061
3,528,772
Diversified Financial Services — 0.6%
6,130
A-Mark Precious Metals, Inc. .........
374,543
10,300
Equitable Holdings, Inc. .............
337,737
712,280
Diversified Telecommunication Services — 0.3%
25,390
Lumen Technologies, Inc. ............
318,644
Electric Utilities — 2.3%
8,900
ALLETE, Inc. ....................
590,515
4,730
Evergy, Inc. ......................
324,525
8,580
OGE Energy Corp. .................
329,300
9,682
Otter Tail Corp. ...................
691,489
12,805
Portland General Electric Co. .........
677,641
2,613,470
Electrical Equipment — 0.5%
2,408
Atkore, Inc.(a) ....................
267,746
1,880
Encore Wire Corp. .................
269,028
536,774
Electronic Equipment, Instruments &
Components — 2.5%
4,856
Arrow Electronics, Inc.(a) ............
652,015
11,120
CTS Corp. .......................
408,326
3,925
Jabil, Inc. .......................
276,124

Sterling Capital Behavioral Small Cap Value Equity Fund

Schedule of Portfolio Investments — (continued)
December 31, 2021 (Unaudited)
Continued
Shares Fair Value
COMMON STOCKS — (continued)
Electronic Equipment, Instruments &
Components — (continued)
21,050
Knowles Corp.(a) ..................
$ 491,518
12,508
Sanmina Corp.(a) ..................
518,582
32,628
TTM Technologies, Inc.(a) ...........
486,157
2,832,722
Energy Equipment & Services — 0.1%
1,538
Nabors Industries, Ltd.(a) ............
124,716
Equity Real Estate Investment Trusts (REITS)
— 8.0%
37,180
Apple Hospitality REIT, Inc. ..........
600,457
28,567
City Office REIT, Inc. ..............
563,341
8,400
Cousins Properties, Inc. .............
338,352
6,200
CTO Realty Growth, Inc. ............
380,804
18,622
Essential Properties Realty Trust, Inc. ...
536,872
13,213
Getty Realty Corp. .................
424,005
16,677
Industrial Logistics Properties Trust .....
417,759
4,940
Kilroy Realty Corp. ................
328,313
29,499
Kimco Realty Corp. ................
727,150
14,270
Kite Realty Group Trust .............
310,801
35,773
Macerich Co. (The) ................
618,158
17,868
Medical Properties Trust, Inc. .........
422,221
6,891
National Retail Properties, Inc. ........
331,250
27,480
Piedmont Office Realty Trust, Inc., Class A
505,082
10,874
PotlatchDeltic Corp. ................
654,832
4,700
Regency Centers Corp. ..............
354,145
4,636
SL Green Realty Corp. ..............
332,401
9,690
STORE Capital Corp. ...............
333,336
18,455
VICI Properties, Inc. ...............
555,680
33,210
Whitestone REIT ..................
336,417
9,071,376
Food & Staples Retailing — 2.0%
10,370
Albertsons Cos., Inc., Class A .........
313,070
5,340
BJ's Wholesale Club Holdings, Inc.(a) ...
357,620
28,166
SpartanNash Co. ..................
725,556
18,297
Sprouts Farmers Market, Inc.(a) .......
543,055
7,530
United Natural Foods, Inc.(a) .........
369,573
2,308,874
Gas Utilities — 1.8%
3,190
Atmos Energy Corp. ................
334,216
6,010
National Fuel Gas Co. ..............
384,279
8,140
ONE Gas, Inc. ....................
631,583
9,238
Southwest Gas Holdings, Inc. .........
647,122
1,997,200
Health Care Equipment & Supplies — 1.8%
67,120
Accuray, Inc.(a) ...................
320,162
7,348
Envista Holdings Corp.(a) ............
331,101
1,380
ICU Medical, Inc.(a) ...............
327,529
15,107
Natus Medical, Inc.(a) ..............
358,489
1,810
Quidel Corp.(a) ...................
244,332
13,130
Varex Imaging Corp.(a) .............
414,252
1,995,865
Shares Fair Value
COMMON STOCKS — (continued)
Health Care Providers & Services — 5.6%
5,013
Acadia Healthcare Co., Inc.(a) .........
$ 304,289
3,381
AMN Healthcare Services, Inc.(a) ......
413,598
36,355
Community Health Systems, Inc.(a) .....
483,885
4,275
DaVita, Inc.(a) ....................
486,324
4,002
Encompass Health Corp. .............
261,171
3,893
Ensign Group, Inc. (The) ............
326,856
4,630
Fulgent Genetics, Inc.(a) .............
465,732
4,350
Henry Schein, Inc.(a) ...............
337,256
3,352
ModivCare, Inc.(a) .................
497,068
1,230
Molina Healthcare, Inc.(a) ...........
391,238
8,050
Premier, Inc., Class A ...............
331,419
17,571
Select Medical Holdings Corp. ........
516,587
14,354
Tenet Healthcare Corp.(a) ............
1,172,578
14,937
Tivity Health, Inc.(a) ...............
394,934
6,382,935
Health Care Technology — 0.8%
10,977
Computer Programs & Systems, Inc.(a) ..
321,626
12,268
HealthStream, Inc.(a) ...............
323,384
48,346
Multiplan Corp.(a) .................
214,173
859,183
Household Durables — 0.8%
4,720
Toll Brothers, Inc. .................
341,681
20,240
TRI Pointe Homes, Inc.(a) ...........
564,493
906,174
Household Products — 0.7%
7,360
Central Garden & Pet Co.(a) ..........
387,357
9,722
Central Garden & Pet Co., Class A(a) ....
465,197
852,554
Independent Power and Renewable Electricity
Producers — 0.3%
8,920
Brookfield Renewable Corp., Class A ...
328,524
Insurance — 3.5%
8,250
Argo Group International Holdings, Ltd. .
479,407
6,920
Assured Guaranty, Ltd. ..............
347,384
6,250
Axis Capital Holdings, Ltd. ...........
340,437
7,006
Brighthouse Financial, Inc.(a) .........
362,911
23,220
CNO Financial Group, Inc. ...........
553,565
6,700
Fidelity National Financial, Inc. ........
349,606
4,620
First American Financial Corp. ........
361,423
4,760
Lincoln National Corp. ..............
324,918
13,670
Old Republic International Corp. .......
336,009
7,010
Stewart Information Services Corp. .....
558,907
4,014,567
Interactive Media & Services — 0.3%
9,094
Yelp, Inc.(a) ......................
329,567
IT Services — 0.2%
3,449
Alliance Data Systems Corp. ..........
229,600

Sterling Capital Behavioral Small Cap Value Equity Fund

Schedule of Portfolio Investments — (continued)
December 31, 2021 (Unaudited)
Continued
Shares Fair Value
COMMON STOCKS — (continued)
Leisure Products — 0.7%
17,620
Vista Outdoor, Inc.(a) ...............
$ 811,753
Machinery — 0.3%
6,945
Terex Corp. ......................
305,233
Marine — 1.6%
33,013
Costamare, Inc. ...................
417,615
21,306
Genco Shipping & Trading, Ltd. .......
340,896
11,714
Matson, Inc. .....................
1,054,611
1,813,122
Media — 2.0%
14,595
Gray Television, Inc. ................
294,235
10,743
Interpublic Group of Cos., Inc. (The) ....
402,325
6,560
Liberty Media Corp-Liberty SiriusXM,
Class A(a) .....................
333,576
6,600
Liberty Media Corp-Liberty SiriusXM,
Class C(a) .....................
335,610
2,199
Nexstar Media Group, Inc., Class A .....
332,005
4,500
Omnicom Group, Inc. ...............
329,715
12,490
WideOpenWest, Inc.(a) ..............
268,785
2,296,251
Metals & Mining — 1.3%
2,177
Reliance Steel & Aluminum Co. .......
353,153
26,921
TimkenSteel Corp.(a) ...............
444,197
12,020
U.S. Steel Corp. ...................
286,196
16,730
Warrior Met Coal, Inc. ..............
430,128
1,513,674
Mortgage Real Estate Investment Trusts (REITS)
— 2.5%
15,950
Arbor Realty Trust, Inc. .............
292,204
40,830
ARMOUR Residential REIT, Inc. ......
400,543
36,528
Chimera Investment Corp. ...........
550,842
100,563
MFA Financial, Inc. ................
458,567
30,230
New Residential Investment Corp. ......
323,763
25,076
Ready Capital Corp. ................
391,938
35,026
Redwood Trust, Inc. ................
461,993
2,879,850
Multiline Retail — 0.9%
6,013
Kohl's Corp. .....................
296,982
27,470
Macy's, Inc. ......................
719,165
1,016,147
Multi-Utilities — 0.3%
6,620
NorthWestern Corp. ................
378,399
Oil, Gas & Consumable Fuels — 6.0%
43,080
Antero Resources Corp.(a) ...........
753,900
71,070
Centennial Resource Development, Inc.,
Class A(a) .....................
424,999
12,660
Chesapeake Energy Corp. ............
816,823
6,300
CONSOL Energy, Inc.(a) ............
143,073
7,420
Continental Resources, Inc. ...........
332,119
27,640
Marathon Oil Corp. ................
453,849
Shares Fair Value
COMMON STOCKS — (continued)
Oil, Gas & Consumable Fuels — (continued)
26,260
Murphy Oil Corp. .................
$ 685,649
2,890
Oasis Petroleum, Inc. ...............
364,111
19,898
PDC Energy, Inc. ..................
970,624
45,383
SM Energy Co. ...................
1,337,891
9,103
Whiting Petroleum Corp.(a) ..........
588,782
6,871,820
Paper & Forest Products — 0.7%
10,220
Clearwater Paper Corp.(a) ............
374,767
5,420
Louisiana-Pacific Corp. .............
424,657
799,424
Pharmaceuticals — 2.4%
60,844
Amneal Pharmaceuticals, Inc.(a) .......
291,443
19,376
Amphastar Pharmaceuticals, Inc.(a) .....
451,267
15,210
Atea Pharmaceuticals, Inc.(a) .........
135,977
72,790
BioDelivery Sciences International, Inc.(a)
225,649
15,230
Corcept Therapeutics, Inc.(a) ..........
301,554
1,872
Jazz Pharmaceuticals PLC(a) .........
238,493
9,789
Prestige Consumer Healthcare, Inc.(a) ...
593,703
15,330
Supernus Pharmaceuticals, Inc.(a) ......
447,023
2,685,109
Professional Services — 2.1%
3,778
CRA International, Inc. ..............
352,714
5,480
Forrester Research, Inc.(a) ...........
321,840
8,300
Heidrick & Struggles International, Inc. ..
362,959
5,226
Kforce, Inc. ......................
393,100
8,470
Korn Ferry .......................
641,433
2,706
ManpowerGroup, Inc. ...............
263,375
2,335,421
Real Estate Management & Development
— 3.1%
15,720
Cushman & Wakefield PLC(a) ........
349,613
28,628
Forestar Group, Inc.(a) ..............
622,659
2,112
Jones Lang LaSalle, Inc.(a) ...........
568,846
8,500
Marcus & Millichap, Inc.(a) ..........
437,410
39,312
Newmark Group, Inc., Class A ........
735,134
12,340
RE/MAX Holdings, Inc., Class A ......
376,246
26,481
Realogy Holdings Corp.(a) ...........
445,146
3,535,054
Road & Rail — 2.0%
10,028
ArcBest Corp. ....................
1,201,856
14,790
Covenant Logistics Group, Inc.(a) ......
390,900
5,490
Knight-Swift Transportation Holdings, Inc.
334,560
3,997
Ryder System, Inc. .................
329,473
2,256,789
Semiconductors & Semiconductor Equipment
— 3.2%
34,333
Amkor Technology, Inc. .............
851,115
23,880
Photronics, Inc.(a) .................
450,138
37,448
Rambus, Inc.(a) ...................
1,100,597
11,251
SMART Global Holdings, Inc.(a) ......
798,708

Sterling Capital Behavioral Small Cap Value Equity Fund

Schedule of Portfolio Investments — (continued)
December 31, 2021 (Unaudited)
Continued
Shares Fair Value
COMMON STOCKS — (continued)
Semiconductors & Semiconductor Equipment
— (continued)
6,745
Ultra Clean Holdings, Inc.(a) .........
$ 386,893
3,587,451
Specialty Retail — 4.2%
1,769
Abercrombie & Fitch Co., Class A(a) ....
61,615
5,959
AutoNation, Inc.(a) ................
696,309
8,310
Buckle, Inc. (The) .................
351,596
4,714
Dick's Sporting Goods, Inc. ...........
542,063
2,610
Group 1 Automotive, Inc. ............
509,524
9,562
Haverty Furniture Cos., Inc. ..........
292,311
5,369
Hibbett, Inc. .....................
386,192
7,279
MarineMax, Inc.(a) ................
429,752
1,650
Murphy USA, Inc. .................
328,746
8,300
Shoe Carnival, Inc. .................
324,364
9,742
Signet Jewelers, Ltd. ................
847,846
4,770,318
Textiles, Apparel & Luxury Goods — 0.2%
2,440
Oxford Industries, Inc. ..............
247,709
Thrifts & Mortgage Finance — 1.8%
7,810
Merchants Bancorp ................
369,647
20,670
MGIC Investment Corp. .............
298,061
14,791
Mr Cooper Group, Inc.(a) ............
615,454
7,060
PennyMac Financial Services, Inc. ......
492,647
17,897
Waterstone Financial, Inc. ............
391,228
2,167,037
Trading Companies & Distributors — 4.1%
5,770
BlueLinx Holdings, Inc.(a) ...........
552,535
14,070
Boise Cascade Co. .................
1,001,784
4,861
Herc Holdings, Inc. ................
760,990
17,216
Rush Enterprises, Inc., Class A ........
957,898
11,012
Textainer Group Holdings, Ltd. ........
393,238
13,791
Titan Machinery, Inc.(a) .............
464,619
4,530
Veritiv Corp.(a) ...................
555,242
4,686,306
Wireless Telecommunication Services — 0.7%
23,870
Telephone & Data Systems, Inc. .......
480,980
11,180
U.S. Cellular Corp.(a) ...............
352,394
833,374
Total Common Stocks
(Cost $84,503,204) ............... 111,845,464
WARRANTS — 0.0%
Energy Equipment & Services — 0.0%
2,227
Nabors Industries, Ltd., 8/30/2021(a) ....
8,307
Total Warrants
(Cost $–) ...................... 8,307
Shares Fair Value
EXCHANGE TRADED FUND — 0.7%
5,000
iShares Russell 2000 Value ETF .......
$ 830,250
Total Exchange Traded Fund
(Cost $809,051) ................. 830,250
MONEY MARKET FUND — 0.8%
906,522
Federated Treasury Obligations Fund,
Institutional Shares, 0.01%(b) .......
906,522
Total Money Market Fund
(Cost $906,522) ................. 906,522
Total Investments — 99.9%
(Cost $86,218,777) ............................ 113,590,543
Net Other Assets (Liabilities) — 0.1% ............... 120,257
NET ASSETS — 100.0% .......................
$ 113,710,800
(a) Represents non-income producing security.
(b) Represents the current yield as of report date.
ETF Exchange Traded Fund

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Behavioral Small Cap Value Equity Fund
December 31, 2021 (Unaudited)
1. Organization:
Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment
Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.
The Trust offers shares of Sterling Capital Behavioral Small Cap Value Equity Fund (referred to as a “Fund”).
The Fund is a “diversified” fund as defined in the 1940 Act.
2. Significant Accounting Policies:
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-
Investment Companies. The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”).The preparation of this schedule requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedule and the reported amount of income and expense for the reporting period. Actual result could differ from those estimates.
Securities Valuation —
Investments of the Fund in securities traded on a national securities exchange or in the over-the-
counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Fund may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.
Fair Value Measurements —
The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:
Level 1 – quoted prices in active markets for identical securities
Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended December 31, 2021 , there were no significant changes to the valuation policies and procedures.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Behavioral Small Cap Value Equity Fund — (continued)
December 31, 2021 (Unaudited)
The summary of inputs used to determine the fair value of the Fund’s investments as of December 31, 2021 is as follows:
Cash and Cash Equivalents —
The Fund considers liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Fund may invest its excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.
Forward Foreign Currency Exchange Contracts —
The Fund may enter into forward foreign currency exchange contracts
(foreign currency exchange risk) in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Funds securities denominated in a particular currency. A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Fund can be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for purposes of this schedule as unrealized gains or losses until the contract settlement date. When the contract is closed, the
Fund records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed.
Risks Associated with Foreign Securities and Currencies —
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.
When-Issued and Forward Commitments —
The Fund may purchase securities on a “when-issued” basis. The Fund may also purchase or sell securities on a forward commitment basis. The Fund records when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Fund commencing with the date the Fund agrees to purchase the securities. The Fund does not accrue interest or dividends on “when-issued” securities until the underlying securities are received.
Level 1-
Quoted Prices
Level 2-
Other Significant
Observable Inputs
Level 3-
Significant
Unobservable
Inputs Total
Assets:
Investments in Securities
Sterling Capital Behavioral Small Cap Value Equity Fund ... $ 113,590,543(a) $ — $ — $ 113,590,543
(a) Industries, countries or security types are disclosed in the Schedule of Portfolio Investments.